Dividends	12 Months Ended
Dec. 31, 2013
Dividends Disclosure [Abstract]
Dividends
Dividends
In 2013, four quarterly dividends of $0.14 per share were paid to all ordinary shareholders of record as of March 15, June 14, September 13 and December 13. In 2012, four quarterly dividends of $0.11 per share were paid to all ordinary shareholders of record as of March 15, June 15, September 14 and December 14. In 2011, four quarterly dividends of $0.11 per share were paid to all ordinary shareholders of record as of March 15, June 15, September 15 and December 15.
XL-Cayman paid dividends to Series C, Series D and Series E preference shareholders for the indicated years ended December 31, as follows:

(U.S. dollars in millions)	2013	2012	2011
Series C preference ordinary shares (1)	$—	$—	$5.3
Series D preference ordinary shares (2) (3)	$12.3	$14.0	$—
Series E preference ordinary shares (4)	$65.1	$65.1	$66.2
____________

(1)	At December 31, 2013, 2012 and 2011, no Series C preference ordinary shares were outstanding.

(2)
On October 25, 2013, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $8.5957 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend was paid on January 15, 2014 to all shareholders of record as of January 1, 2014.

(3)
On February 21, 2014, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $8.3946 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend will be paid on April 15, 2014 to all shareholders of record as of April 1, 2014.

(4)
On February 21, 2014, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $32.50 per share on XL-Cayman’s Series E Preference Ordinary Shares. The dividend will be paid on April 15, 2014 to all shareholders of record as of April 1, 2014.